Employee Benefits - Summary of Sensitivity of Significant Actuarial Assumptions (Detail) $ in Millions	Oct. 31, 2018 CAD ($)
Principal pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 1,092
1 year/percentage increase in assumption	(847)
Principal pension plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(233)
1 year/percentage increase in assumption	232
Principal pension plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(130)
1 year/percentage increase in assumption	128
Principal non-pension post-retirement benefit plan [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	93
1 year/percentage increase in assumption	(73)
Principal non-pension post-retirement benefit plan [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(16)
1 year/percentage increase in assumption	16
Principal non-pension post-retirement benefit plan [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(71)
1 year/percentage increase in assumption	90
Other pension and retirement plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	336
1 year/percentage increase in assumption	(274)
Other pension and retirement plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(75)
1 year/percentage increase in assumption	74
Other pension and retirement plans [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(4)
1 year/percentage increase in assumption	$ 5